FORM N-23C-1
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549



STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES
 OF ITS OWN SECURITIES PURSUANT TO RULE 23C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

(See rules and instructios on back of this form. Ifd acknowledgement is desired, file this form with the Comission in triplicate, plus a self-addressed, stamped envelope.)

REPORT FOR CALENDAR MONTH ENDING     January 31, 1998

               Tridan Corp.
  (Name of registered closed-end investment company)

Date of     Identification of    Number        Price     Approximate Asset    Name of Seller
each        Security             of            per       Value or Approxi-    or of
Trans-                           Shares        Share     mate asset Cover-    Seller's Broker
action                           Purchased               age per Share at
                                                         Time of Purchase

1/31/98     Common Stock         2,183.3015    $12.58    $12.58               Laurie Mazur
            $.02 par


REMARKS:
                                        TRIDAN CORP.
                                        Name of Registrant

Date of Statement March 18, 1998   BY:
                                        I. Robert Harris
                                            (Name)
                                           Secretary
                                            (Title)